EXHIBIT 99.2

John Deere Owner Trust 2011

Statement to Certificateholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64000%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29000%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96000%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:			15-Aug-11

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$44,867,114.50
		per $1,000 original principal amount:	$134.33

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$44,867,114.50

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$59,682.11
		per $1,000 original principal amount:	$0.18

		(ii) Class A-2 Notes:	$177,600.00
		per $1,000 original principal amount:	$0.53

		(iii) Class A-3 Notes:	$365,500.00
		per $1,000 original principal amount:	$1.08

		(iv) Class A-4 Notes:	$160,929.07
		per $1,000 original principal amount:	$1.63

		(v) Total:	$763,711.18

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,012,177,422.05

	(b)	Note Value at end of related Collection Period:	$1,004,941,982.55

	(c)	Pool Face Amount at the end of related Collection Period:	$1,091,119,003.47

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$181,320,011.51
		(ii) A-1 Note Pool Factor:	0.5428743

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$333,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$881,624.10
	per $1,000 original principal amount:			$0.75
	(a)	Amount of Servicing Fee earned:		$881,624.10
	(b)	Amount of Servicing Fee paid:		$1,499,669.54
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$4,839,169.86
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.48%

(11)	(i)	Aggregate amount of net losses for the collection period:		$61,554.50
	(ii)	Cumulative amount of net losses:		$73,404.32
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$906,120.08
		(ii)	% of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:

(i)	Aggregate Principal Balance of related Receivables:	$0.00
(ii)	% of Pool Balance:	0.00%